8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,607,478	$ 1,389,471	$ 944,596	$ 756,534
Deferred Tax Assets, Other Loss Carryforwards	62,917	40,499	22,238	23,565
Deferred Tax Assets, Valuation Allowance, Current	$ (1,670,395)	$ (1,429,970)	$ (966,834)	$ (780,099)